Changes in the scope of consolidation due to acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2017
Boehringer Ingelheim's Consumer Healthcare Business [Member]
Statement [LineItems]
Schedule of Purchase Price Allocation

The final purchase price allocation for the acquisition of Boehringer Ingelheim’s CHC business is as follows (in € million):

(€ million)	Fair value at acquisition date
Property, plant and equipment	67

Other intangible assets	3,771

Other non-current assets and liabilities	(84)

Inventories	296

Other current assets and liabilities	46

Held-for-sale assets	77

Net deferred tax position	(156)
Net assets of Boehringer Ingelheim’s CHC business as of January 1, 2017	4,017
Goodwill	2,222
Purchase price	6,239

Protein Sciences [Member]
Statement [LineItems]
Summary of Final Purchase Price Allocation

The provisional purchase price allocation resulted in the recognition of goodwill amounting to €125 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	776

Inventories	4

Other assets and liabilities	(15)

Net deferred tax position	(259)
Net assets of Protein Sciences as of August 25, 2017	506
Goodwill	125
Purchase price	631

European Vaccines business previously included in the Sanofi Pasteur MSD joint venture [Member]
Statement [LineItems]
Schedule of Purchase Price Allocation

The final purchase price allocation resulted in the recognition of goodwill amounting to €21 million, as presented in the table below:

(€ million)	Fair value at acquisition date
Other intangible assets	465

Inventories	17

Other current assets	2

Other non-current liabilities	(5)

Net deferred tax position	(10)
Net assets of the European Vaccines business at the acquisition date	469
Goodwill	21
Purchase price	490